STATEMENTS OF CASH FLOWS (USD $)	11 Months Ended	12 Months Ended	23 Months Ended
	Oct. 31, 2012	Oct. 31, 2013	Oct. 31, 2013
Cash flows from operating activities:
Net Loss	$ (4,873)	$ (3,429,198)	$ (3,434,071)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discount on investments held in trust	0	(14,621)	(14,621)
Change in fair value of warrant liability	0	3,230,000	3,230,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	0	(69,000)	(69,000)
Accrued liabilities	0	59,440	59,440
Net cash used in operating activities	(4,873)	(223,379)	(228,252)
Cash flows from investing activities:
Purchases of restricted investments and cash equivalents held in Trust Account	0	(83,211,600)	(83,211,600)
Proceeds from maturity of restricted investments and cash equivalents held in Trust Account	0	41,611,600	41,611,600
Net cash used in investing activities	0	(41,600,000)	(41,600,000)
Cash flows from financing activities:
Proceeds from sale of shares to initial shareholders	25,000	0	25,000
Proceeds from Public Offering, net of offering costs	0	39,016,600	39,016,600
Proceeds from note payable to an affiliate	322,155	(322,155)	0
Payment of deferred offering costs	(309,844)	(145,565)	(455,409)
Proceeds from Warrant Offering	0	3,375,000	3,375,000
Proceeds from Sale of Class A Shares to Underwriter	0	2,720	2,720
Net cash provided by financing activities	37,311	41,926,600	41,963,911
Net (decrease) increase in cash and cash equivalents	32,438	103,221	135,659
Cash and cash equivalents - beginning	0	32,438	0
Cash and cash equivalents - ending	32,438	135,659	135,659
Supplemental Disclosure of Non-cash Financing Activities:
Accrual of deferred offering costs	$ 32,500	$ 0	$ 0